Schedule of Investments (unaudited)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(a)
Australia — 4.5%
Australia Government Bonds
1.00%, 12/21/30(b)	AUD4,110	$2,491,286
1.00%, 11/21/31(b)	AUD5,243	3,073,393
1.25%, 05/21/32	AUD5,566	3,249,181
1.50%, 06/21/31(b)	AUD6,675	4,076,127
1.75%, 11/21/32(b)	AUD5,129	3,036,847
1.75%, 06/21/51(b)	AUD3,641	1,270,978
2.25%, 05/21/28(b)	AUD4,998	3,380,811
2.50%, 05/21/30(b)	AUD4,873	3,192,499
2.75%, 11/21/27(b)	AUD1,679	1,154,575
2.75%, 11/21/28(b)	AUD3,987	2,699,379
2.75%, 11/21/29(b)	AUD5,407	3,603,371
2.75%, 06/21/35(b)	AUD4,370	2,604,821
2.75%, 05/21/41(b)	AUD2,251	1,189,759
3.00%, 11/21/33(b)	AUD4,712	2,958,343
3.00%, 03/21/47(b)	AUD2,139	1,061,597
3.25%, 04/21/29(b)	AUD4,134	2,816,968
3.25%, 06/21/39(b)	AUD1,899	1,104,462
3.50%, 12/21/34(b)	AUD3,720	2,375,321
3.75%, 05/21/34(b)	AUD3,527	2,313,162
3.75%, 04/21/37(b)	AUD4,186	2,644,422
4.25%, 06/21/34(b)	AUD1,746	1,183,792
4.25%, 12/21/35(b)	AUD6,545	4,376,824
4.25%, 03/21/36(b)	AUD4,349	2,901,045
4.25%, 10/21/36(b)	AUD3,838	2,547,430
4.50%, 04/21/33(b)	AUD6,239	4,335,899
4.75%, 10/21/37(b)	AUD2,451	1,686,187
4.75%, 06/21/54(b)	AUD1,929	1,219,869
5.00%, 06/21/36	AUD1,153	814,748
		69,363,096
Austria — 4.5%
Republic of Austria Government Bonds
0.01%, 10/20/28(c)	EUR2,856	3,092,630
0.01%, 02/20/30(b)(c)	EUR2,260	2,349,676
0.01%, 02/20/31(c)	EUR4,565	4,592,426
0.01%, 10/20/40(b)(c)	EUR1,880	1,290,347
0.25%, 10/20/36(b)(c)	EUR1,694	1,421,125
0.50%, 02/20/29(b)(c)	EUR3,974	4,314,993
0.70%, 04/20/71(b)(c)	EUR1,387	528,768
0.75%, 02/20/28(b)(c)	EUR2,798	3,125,201
0.75%, 03/20/51(c)	EUR2,546	1,482,639
0.85% (b)(c)	EUR1,398	461,706
0.90%, 02/20/32(b)(c)	EUR3,099	3,174,796
1.50%, 02/20/47(b)(c)	EUR2,230	1,719,424
1.50%, 11/02/86(b)(c)	EUR395	204,107
1.50%, 11/02/86(c)	EUR283	146,234
1.85%, 05/23/49(c)	EUR2,351	1,887,166
2.10% (b)(c)	EUR1,326	850,167
2.40%, 05/23/34(b)(c)	EUR1,659	1,798,674
2.50%, 10/20/29(b)(c)	EUR2,242	2,551,364
2.80%, 09/20/32(b)(c)	EUR1,554	1,756,782
2.85%, 10/20/31(c)	EUR412	469,696
2.90%, 05/23/29(b)(c)	EUR1,831	2,112,051
2.90%, 02/20/33(b)(c)	EUR3,794	4,298,925
2.90%, 02/20/34(b)(c)	EUR3,247	3,651,157
2.95%, 02/20/35(b)(c)	EUR3,939	4,408,806
3.15%, 06/20/44(b)(c)	EUR2,064	2,183,505
3.15%, 10/20/53(b)(c)	EUR1,715	1,721,942
3.20%, 02/20/36(b)(c)	EUR1,822	2,063,577
Security	Par (000)	Value
Austria (continued)
3.20%, 07/15/39(b)	EUR1,448	$1,598,746
3.45%, 10/20/30(b)(c)	EUR3,078	3,609,415
3.75%, 03/20/56(c)	EUR798	885,172
3.80%, 01/26/62(b)(c)	EUR1,079	1,206,299
4.15%, 03/15/37(b)(c)	EUR3,753	4,582,114
		69,539,630
Belgium — 4.6%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(b)(c)	EUR2,382	2,655,609
0.01%, 10/22/31(b)(c)	EUR1,970	1,925,952
0.10%, 06/22/30(b)(c)	EUR2,119	2,181,823
0.35%, 06/22/32(c)	EUR2,849	2,775,442
0.40%, 06/22/40(c)	EUR1,326	941,758
0.65%, 06/22/71(c)	EUR926	305,395
0.80%, 06/22/28(c)	EUR2,778	3,084,199
0.90%, 06/22/29(b)(c)	EUR3,027	3,296,159
1.00%, 06/22/31(b)(c)	EUR2,335	2,430,345
1.25%, 04/22/33(b)(c)	EUR2,172	2,194,316
1.40%, 06/22/53(c)	EUR1,274	765,996
1.45%, 06/22/37(b)(c)	EUR944	863,021
1.60%, 06/22/47(b)(c)	EUR1,845	1,328,161
1.70%, 06/22/50(c)	EUR1,971	1,360,601
1.90%, 06/22/38(b)(c)	EUR1,486	1,391,256
2.15%, 06/22/66(c)	EUR1,518	989,346
2.25%, 06/22/57(b)(c)	EUR1,389	994,191
2.60%, 10/22/30(b)(c)	EUR1,457	1,645,865
2.70%, 10/22/29(b)(c)	EUR1,629	1,861,951
2.75%, 04/22/39(b)(c)	EUR1,948	1,981,717
2.85%, 10/22/34(b)(c)	EUR2,862	3,138,269
3.00%, 06/22/33(b)(c)	EUR3,242	3,649,161
3.00%, 06/22/34(b)(c)	EUR2,814	3,133,661
3.10%, 08/22/31(c)	EUR1,863	2,137,147
3.10%, 06/22/35(b)(c)	EUR1,248	1,381,854
3.10%, 06/22/35(c)	EUR838	927,879
3.30%, 06/22/54(c)	EUR753	703,341
3.30%, 06/22/54(b)(c)	EUR1,205	1,125,532
3.40%, 06/22/36(c)	EUR1,801	2,020,333
3.45%, 06/22/42(b)(c)	EUR578	610,546
3.45%, 06/22/43(b)(c)	EUR611	639,824
3.50%, 06/22/55(b)(c)	EUR1,416	1,360,662
3.75%, 06/22/45(b)	EUR1,498	1,609,026
4.00%, 03/28/32(b)	EUR1,167	1,397,154
4.25%, 03/28/41(b)(c)	EUR3,104	3,648,307
4.35%, 06/22/56(c)	EUR955	1,063,045
5.00%, 03/28/35(b)(c)	EUR2,858	3,635,853
5.50%, 03/28/28(b)	EUR2,094	2,515,431
		69,670,128
Canada — 4.5%
Canadian Government Bonds
0.50%, 12/01/30	CAD2,583	1,640,325
1.25%, 06/01/30	CAD3,171	2,103,172
1.50%, 06/01/31	CAD3,616	2,373,608
1.50%, 12/01/31	CAD3,963	2,574,501
1.75%, 12/01/53	CAD3,038	1,345,423
2.00%, 06/01/28	CAD1,356	951,720
2.00%, 06/01/32	CAD1,051	695,338
2.00%, 12/01/51	CAD4,237	2,046,491
2.25%, 02/01/28	CAD3,120	2,205,244
2.25%, 06/01/29	CAD456	318,525
2.25%, 12/01/29(c)	CAD1,215	843,193

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.50%, 08/01/27	CAD2,122	$1,510,974
2.50%, 11/01/27	CAD2,244	1,595,347
2.50%, 05/01/28	CAD4,368	3,093,666
2.50%, 12/01/32	CAD1,569	1,061,326
2.75%, 09/01/27	CAD1,134	809,069
2.75%, 08/01/28	CAD2,522	1,791,783
2.75%, 03/01/30	CAD3,574	2,511,807
2.75%, 09/01/30	CAD4,566	3,196,086
2.75%, 03/01/31	CAD4,564	3,183,031
2.75%, 06/01/33	CAD1,576	1,077,056
2.75%, 12/01/48	CAD1,236	720,325
2.75%, 12/01/55	CAD2,829	1,567,841
2.75%, 12/01/64	CAD549	292,266
3.00%, 09/01/31	CAD2,835	1,993,348
3.00%, 06/01/34	CAD5,359	3,686,752
3.25%, 09/01/28	CAD1,699	1,218,684
3.25%, 12/01/33	CAD2,063	1,449,317
3.25%, 12/01/34	CAD2,468	1,722,169
3.25%, 06/01/35	CAD4,397	3,056,117
3.25%, 12/01/35	CAD5,058	3,500,640
3.25%, 06/01/36	CAD3,439	2,369,558
3.50%, 03/01/28	CAD972	699,922
3.50%, 09/01/29	CAD3,017	2,176,325
3.50%, 03/01/34	CAD300	214,048
3.50%, 12/01/45	CAD927	622,909
3.50%, 12/01/57	CAD4,086	2,629,398
4.00%, 03/01/29	CAD1,975	1,441,665
4.00%, 06/01/41	CAD841	610,834
5.00%, 06/01/37	CAD526	417,640
5.75%, 06/01/29	CAD850	650,453
5.75%, 06/01/33	CAD497	403,705
		68,371,601
Denmark — 1.5%
Denmark Government Bonds
0.01%, 11/15/31(b)	DKK12,104	1,617,197
0.25%, 11/15/52(b)	DKK26,752	1,922,826
0.50%, 11/15/27	DKK23,699	3,566,549
0.50%, 11/15/29	DKK20,248	2,916,374
2.25%, 11/15/33	DKK24,281	3,593,078
2.25%, 11/15/35	DKK14,705	2,124,671
4.50%, 11/15/39	DKK39,273	6,910,497
		22,651,192
Finland — 3.8%
Finland Government Bonds
0.01%, 09/15/30(b)(c)	EUR2,644	2,697,783
0.13%, 09/15/31(b)(c)	EUR2,903	2,880,805
0.13%, 04/15/36(b)(c)	EUR1,892	1,586,292
0.13%, 04/15/52(c)	EUR1,389	610,081
0.25%, 09/15/40(c)	EUR1,770	1,257,159
0.50%, 09/15/27(b)(c)	EUR188	211,422
0.50%, 09/15/27(c)	EUR1,538	1,729,614
0.50%, 09/15/28(b)(c)	EUR2,382	2,617,511
0.50%, 09/15/28(c)	EUR600	659,323
0.50%, 09/15/29(c)	EUR3,144	3,366,968
0.50%, 04/15/43(b)(c)	EUR1,918	1,299,575
0.75%, 04/15/31(b)(c)	EUR1,680	1,745,306
1.13%, 04/15/34(b)(c)	EUR1,784	1,754,211
1.38%, 04/15/47(b)(c)	EUR2,216	1,624,148
1.50%, 09/15/32(b)(c)	EUR3,318	3,467,488
2.50%, 04/15/30(b)(c)	EUR2,148	2,436,170
Security	Par (000)	Value
Finland (continued)
2.63%, 04/15/32(b)(c)	EUR1,577	$1,769,472
2.63%, 07/04/42(b)(c)	EUR2,432	2,405,498
2.75%, 07/04/28(b)(c)	EUR2,185	2,516,584
2.75%, 04/15/38(b)(c)	EUR1,466	1,550,915
2.88%, 04/15/29(b)(c)	EUR2,245	2,585,922
2.95%, 04/15/55(b)(c)	EUR2,189	2,057,032
3.00%, 09/15/33(b)(c)	EUR2,695	3,056,865
3.00%, 09/15/34(b)(c)	EUR2,878	3,235,431
3.00%, 09/15/35(b)(c)	EUR4,144	4,619,667
3.20%, 04/15/45(b)(c)	EUR1,404	1,469,749
3.35%, 09/15/36(c)	EUR1,596	1,815,600
3.55%, 04/15/41(b)(c)	EUR1,504	1,683,990
		58,710,581
France — 8.6%
French Republic Government Bonds OAT
0.01%, 11/25/29(b)(c)	EUR2,009	2,093,582
0.01%, 11/25/29(c)	EUR2,407	2,508,338
0.01%, 11/25/30(b)(c)	EUR3,240	3,257,598
0.01%, 11/25/31(b)(c)	EUR4,406	4,262,773
0.01%, 05/25/32(b)(c)	EUR2,685	2,544,154
0.50%, 05/25/29(b)(c)	EUR4,032	4,334,729
0.50%, 05/25/40(c)	EUR2,344	1,653,415
0.50%, 06/25/44(b)(c)	EUR1,614	967,630
0.50%, 05/25/72(b)(c)	EUR612	167,963
0.75%, 02/25/28(b)(c)	EUR4,299	4,794,789
0.75%, 05/25/28(b)(c)	EUR3,800	4,213,702
0.75%, 11/25/28(b)(c)	EUR3,512	3,848,989
0.75%, 05/25/52(b)(c)	EUR2,419	1,174,088
0.75%, 05/25/53(c)	EUR1,744	818,917
1.25%, 05/25/34(b)(c)	EUR3,210	3,093,066
1.25%, 05/25/36(b)(c)	EUR3,662	3,312,392
1.25%, 05/25/38(b)(c)	EUR1,719	1,455,577
1.50%, 05/25/31(b)(c)	EUR4,507	4,789,782
1.50%, 05/25/50(b)(c)	EUR1,795	1,149,211
1.75%, 06/25/39(b)(c)	EUR2,834	2,488,275
1.75%, 05/25/66(b)(c)	EUR1,304	716,366
2.00%, 11/25/32(b)(c)	EUR3,449	3,642,730
2.00%, 05/25/48(b)(c)	EUR1,566	1,172,527
2.40%, 09/24/28(b)(c)	EUR3,253	3,705,432
2.40%, 09/24/29(c)	EUR1,086	1,226,398
2.50%, 09/24/27(b)(c)	EUR1,918	2,202,673
2.50%, 05/25/30(b)(c)	EUR4,705	5,298,612
2.50%, 05/25/43(b)(c)	EUR1,659	1,484,738
2.70%, 02/25/31(b)(c)	EUR3,033	3,413,913
2.75%, 10/25/27(b)(c)	EUR2,789	3,210,352
2.75%, 02/25/29(b)(c)	EUR3,313	3,793,643
2.75%, 02/25/30(b)(c)	EUR2,790	3,174,498
3.00%, 05/25/33(b)(c)	EUR2,701	3,007,514
3.00%, 11/25/34(b)(c)	EUR2,796	3,051,389
3.00%, 06/25/49(b)(c)	EUR893	801,876
3.00%, 05/25/54(b)(c)	EUR1,316	1,121,162
3.20%, 05/25/35(b)(c)	EUR3,081	3,390,134
3.25%, 05/25/45(b)(c)	EUR2,377	2,324,125
3.25%, 05/25/55(b)(c)	EUR1,547	1,375,940
3.50%, 11/25/33(b)(c)	EUR4,913	5,613,303
3.50%, 11/25/35(b)(c)	EUR3,537	3,959,593
3.60%, 05/25/42(b)(c)	EUR1,061	1,117,415
3.60%, 05/25/42(c)	EUR290	305,420
3.70%, 11/25/36(c)	EUR1,091	1,228,144
3.75%, 05/25/56(b)(c)	EUR1,091	1,061,888
3.80%, 06/25/37(c)	EUR486	549,278

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.00%, 10/25/38(b)(c)	EUR1,317	$1,498,521
4.00%, 04/25/55(b)(c)	EUR1,564	1,605,321
4.00%, 04/25/60(b)(c)	EUR1,504	1,513,903
4.10%, 05/25/46(b)(c)	EUR1,019	1,113,604
4.40%, 05/25/57(c)	EUR477	518,479
4.50%, 04/25/41(b)(c)	EUR2,287	2,700,020
4.75%, 04/25/35(b)(c)	EUR2,533	3,125,101
5.50%, 04/25/29(b)(c)	EUR1,701	2,085,671
5.75%, 10/25/32(b)(c)	EUR2,253	2,924,407
		131,963,060
Germany — 6.9%
Bundesobligation
1.30%, 10/15/27(b)	EUR4,213	4,776,701
2.10%, 04/12/29(b)	EUR1,527	1,728,564
2.20%, 04/13/28(b)	EUR1,737	1,983,592
2.20%, 10/10/30(b)	EUR2,855	3,204,537
2.40%, 10/19/28(b)	EUR1,185	1,354,649
2.40%, 04/18/30(b)	EUR1,731	1,964,145
2.50%, 10/11/29(b)	EUR2,580	2,945,375
2.50%, 04/16/31(b)	EUR1,698	1,922,921
Bundesrepublik Deutschland Bundesanleihe
0.01%, 11/15/27(b)	EUR848	944,516
0.01%, 11/15/28(b)	EUR1,099	1,190,639
0.01%, 08/15/29(b)	EUR1,915	2,030,979
0.01%, 02/15/30(b)	EUR920	961,163
0.01%, 08/15/30(b)	EUR2,761	2,843,430
0.01%, 02/15/31(b)	EUR1,784	1,809,756
0.01%, 08/15/31(b)	EUR2,986	2,981,007
0.01%, 02/15/32(b)	EUR1,430	1,405,232
0.01%, 05/15/35(b)	EUR961	844,697
0.01%, 05/15/36(b)	EUR1,386	1,174,613
0.01%, 08/15/50(b)	EUR3,193	1,542,798
0.01%, 08/15/52(b)	EUR1,443	648,209
0.25%, 08/15/28(b)	EUR2,732	2,995,657
0.25%, 02/15/29(b)	EUR1,588	1,719,334
0.50%, 08/15/27(b)	EUR2,112	2,381,020
0.50%, 02/15/28(b)	EUR1,109	1,235,861
1.00%, 05/15/38(b)	EUR1,273	1,137,449
1.25%, 08/15/48(b)	EUR2,508	1,852,563
1.70%, 08/15/32(b)	EUR1,636	1,758,022
1.80%, 08/15/53(b)	EUR3,124	2,450,748
2.10%, 11/15/29(b)	EUR2,205	2,484,468
2.20%, 02/15/34(b)	EUR1,887	2,050,439
2.30%, 02/15/33(b)	EUR2,190	2,421,163
2.40%, 11/15/30(b)	EUR943	1,066,368
2.50%, 11/15/32(b)	EUR1,804	2,022,742
2.50%, 02/15/35(b)	EUR4,468	4,917,082
2.50%, 07/04/44(b)	EUR2,131	2,112,523
2.50%, 08/15/46(b)	EUR2,497	2,428,988
2.50%, 08/15/54(b)	EUR1,495	1,370,323
2.60%, 08/15/33(b)	EUR1,805	2,024,945
2.60%, 08/15/34(b)	EUR1,917	2,133,925
2.60%, 08/15/35(b)	EUR1,665	1,839,259
2.60%, 05/15/41(b)	EUR2,120	2,197,764
2.90%, 02/15/36(b)	EUR2,061	2,325,092
2.90%, 08/15/56(b)	EUR2,121	2,098,596
3.25%, 07/04/42(b)	EUR1,070	1,194,115
3.40%, 05/15/47(b)	EUR377	420,856
4.00%, 01/04/37(b)	EUR2,706	3,333,957
4.25%, 07/04/39(b)	EUR1,077	1,354,922
4.75%, 07/04/28(b)	EUR793	947,706
Security	Par (000)	Value
Germany (continued)
4.75%, 07/04/34(b)	EUR806	$1,038,136
4.75%, 07/04/40(b)	EUR1,020	1,346,715
5.50%, 01/04/31(b)	EUR686	876,312
5.63%, 01/04/28(b)	EUR1,184	1,418,564
6.25%, 01/04/30(b)	EUR743	950,420
Series G, 0.01%, 08/15/30(b)	EUR696	716,948
Series G, 0.01%, 08/15/31(b)	EUR575	574,204
Series G, 0.01%, 08/15/50(b)	EUR704	341,110
Bundesschatzanweisungen
1.90%, 09/16/27(b)	EUR310	354,195
2.00%, 12/16/27(b)	EUR793	904,874
2.10%, 03/15/28(b)	EUR1,208	1,377,598
2.50%, 06/14/28(b)	EUR480	550,357
		104,982,843
Ireland — 3.0%
Ireland Government Bonds
0.01%, 10/18/31(b)	EUR3,453	3,414,416
0.20%, 10/18/30(b)	EUR2,580	2,657,311
0.35%, 10/18/32(b)	EUR1,704	1,664,720
0.40%, 05/15/35(b)	EUR2,202	1,988,730
0.55%, 04/22/41(b)	EUR1,839	1,383,507
0.90%, 05/15/28(b)	EUR2,726	3,043,457
1.10%, 05/15/29(b)	EUR3,939	4,332,859
1.30%, 05/15/33(b)	EUR2,259	2,320,085
1.35%, 03/18/31(b)	EUR2,292	2,463,558
1.50%, 05/15/50(b)	EUR3,386	2,531,720
1.70%, 05/15/37(b)	EUR3,060	2,986,640
2.00%, 02/18/45(b)	EUR4,219	3,763,672
2.40%, 05/15/30(b)	EUR3,818	4,322,654
2.60%, 10/18/34(b)	EUR2,872	3,165,794
3.00%, 10/18/43(b)	EUR2,019	2,128,449
3.10%, 06/18/36(b)	EUR2,265	2,559,908
3.15%, 10/18/55(b)	EUR1,193	1,207,046
		45,934,526
Israel — 3.3%
Israel Government Bonds
1.00%, 03/31/30	ILS12,113	3,620,238
1.30%, 04/30/32	ILS15,282	4,400,616
1.50%, 05/31/37	ILS14,959	3,851,758
2.25%, 09/28/28	ILS12,899	4,115,682
2.80%, 11/29/52	ILS13,236	3,222,307
3.75%, 09/30/27	ILS12,287	4,043,119
3.75%, 02/28/29	ILS11,949	3,933,515
3.75%, 07/31/31	ILS7,035	2,316,370
3.75%, 03/31/47	ILS10,146	3,074,705
4.00%, 03/30/35	ILS13,715	4,545,990
4.10%, 07/31/28	ILS5,092	1,687,241
4.15%, 10/31/35	ILS6,364	2,129,869
4.60%, 08/31/29	ILS11,172	3,769,402
5.50%, 01/31/42	ILS13,264	5,025,369
		49,736,181
Italy — 7.8%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(b)	EUR1,234	1,363,846
0.45%, 02/15/29(b)	EUR819	885,539
0.50%, 07/15/28(b)	EUR731	804,272
0.60%, 08/01/31(b)(c)	EUR1,396	1,407,665
0.90%, 04/01/31(b)	EUR1,613	1,667,402
0.95%, 09/15/27(b)	EUR1,619	1,828,740
0.95%, 08/01/30(b)	EUR1,216	1,283,276

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
0.95%, 12/01/31(b)(c)	EUR1,516	$1,541,502
0.95%, 06/01/32(b)	EUR1,029	1,030,579
0.95%, 03/01/37(c)	EUR1,013	862,467
1.35%, 04/01/30(b)	EUR2,013	2,176,343
1.45%, 03/01/36(c)	EUR687	637,205
1.50%, 04/30/45(c)	EUR950	685,127
1.65%, 12/01/30(c)	EUR1,374	1,481,083
1.65%, 03/01/32(b)(c)	EUR1,033	1,084,660
1.70%, 09/01/51(b)(c)	EUR1,109	726,362
1.80%, 03/01/41(b)(c)	EUR1,778	1,499,501
2.00%, 02/01/28(b)	EUR1,189	1,353,178
2.05%, 08/01/27(b)	EUR1,337	1,530,846
2.10%, 08/26/27(b)	EUR671	767,767
2.15%, 09/01/52(c)	EUR549	396,196
2.15%, 03/01/72(b)(c)	EUR245	158,961
2.20%, 02/28/28(b)	EUR1,183	1,348,480
2.25%, 09/01/36(b)(c)	EUR1,309	1,297,412
2.35%, 01/15/29(b)	EUR1,050	1,190,710
2.40%, 03/15/29(b)	EUR1,152	1,305,896
2.45%, 09/01/33(b)(c)	EUR1,245	1,332,507
2.45%, 09/01/50(b)(c)	EUR899	712,504
2.50%, 12/01/32(b)	EUR1,296	1,408,202
2.65%, 12/01/27(b)	EUR1,600	1,839,639
2.65%, 06/15/28(b)	EUR1,093	1,252,864
2.70%, 10/15/27(b)	EUR839	965,482
2.70%, 10/01/30(b)(c)	EUR943	1,062,823
2.70%, 03/01/47(b)(c)	EUR1,181	1,031,137
2.80%, 12/01/28(b)	EUR926	1,063,359
2.80%, 06/15/29(b)	EUR686	784,773
2.80%, 03/01/67(b)(c)	EUR898	697,889
2.85%, 02/01/31(b)	EUR1,680	1,898,786
2.95%, 07/01/30(b)	EUR938	1,070,013
2.95%, 09/01/38(b)(c)	EUR677	694,575
3.00%, 08/01/29(b)	EUR1,391	1,600,315
3.00%, 10/01/29(b)	EUR2,057	2,361,553
3.10%, 03/01/40(b)(c)	EUR747	762,342
3.15%, 06/01/31(b)	EUR560	639,324
3.15%, 11/15/31(b)(c)	EUR2,494	2,839,631
3.15%, 03/15/33(b)(c)	EUR1,511	1,696,339
3.25%, 07/15/32(b)(c)	EUR1,096	1,245,951
3.25%, 11/15/32(b)(c)	EUR830	940,381
3.25%, 03/01/38(b)(c)	EUR788	838,882
3.25%, 09/01/46(b)(c)	EUR1,038	998,395
3.30%, 06/15/33(b)	EUR2,406	2,717,981
3.35%, 07/01/29(b)	EUR1,168	1,355,465
3.35%, 03/01/35(b)(c)	EUR1,557	1,736,909
3.40%, 04/01/28(b)	EUR1,990	2,311,309
3.45%, 07/15/31(b)	EUR1,129	1,306,731
3.45%, 02/01/36(b)	EUR1,132	1,256,964
3.45%, 03/01/48(b)(c)	EUR972	953,375
3.50%, 03/01/30(b)(c)	EUR1,567	1,827,353
3.50%, 02/15/31(b)(c)	EUR972	1,128,549
3.60%, 10/01/35(b)	EUR1,204	1,357,366
3.65%, 08/01/35(b)(c)	EUR1,187	1,346,077
3.70%, 06/15/30(b)	EUR937	1,098,203
3.80%, 08/01/28(b)	EUR924	1,082,101
3.80%, 07/01/36(c)	EUR2,009	2,285,047
3.85%, 12/15/29(b)	EUR1,620	1,908,209
3.85%, 07/01/34(b)	EUR803	931,783
3.85%, 02/01/35(b)	EUR1,136	1,312,547
3.85%, 10/01/40(b)(c)	EUR878	967,230
Security	Par (000)	Value
Italy (continued)
3.85%, 09/01/49(b)(c)	EUR1,298	$1,341,872
3.95%, 10/01/41(c)	EUR846	932,850
4.00%, 11/15/30(b)	EUR868	1,028,642
4.00%, 10/30/31(b)(c)	EUR720	854,358
4.00%, 04/30/35(b)(c)	EUR874	1,021,672
4.00%, 02/01/37(b)(c)	EUR2,076	2,402,231
4.05%, 10/30/37(b)(c)	EUR565	651,840
4.10%, 02/01/29(b)	EUR625	738,448
4.10%, 04/30/46(b)(c)	EUR607	663,067
4.15%, 10/01/39(b)(c)	EUR894	1,025,012
4.20%, 03/01/34(b)	EUR970	1,153,880
4.30%, 10/01/54(b)(c)	EUR778	842,888
4.35%, 11/01/33(b)	EUR1,051	1,263,690
4.40%, 05/01/33(b)	EUR1,078	1,302,633
4.45%, 09/01/43(b)(c)	EUR621	718,781
4.50%, 10/01/53(b)(c)	EUR741	831,422
4.65%, 10/01/55(b)(c)	EUR925	1,053,711
4.75%, 09/01/28(b)(c)	EUR2,756	3,290,042
4.75%, 09/01/44(b)(c)	EUR1,164	1,397,232
5.00%, 08/01/34(b)(c)	EUR1,723	2,157,536
5.00%, 08/01/39(b)(c)	EUR1,808	2,255,571
5.00%, 09/01/40(b)(c)	EUR1,382	1,722,047
5.25%, 11/01/29(b)	EUR1,145	1,405,950
5.75%, 02/01/33(b)	EUR1,828	2,371,759
6.00%, 05/01/31(b)	EUR407	523,988
		119,887,002
Japan — 11.2%
Japan Government Five Year Bonds
0.10%, 09/20/27	JPY112,300	696,577
0.10%, 03/20/28	JPY49,850	306,710
0.10%, 06/20/28	JPY77,950	477,523
0.20%, 12/20/27	JPY220,100	1,361,727
0.20%, 06/20/28	JPY37,200	228,316
0.20%, 12/20/28	JPY18,250	111,018
0.30%, 12/20/27	JPY40,450	250,602
0.30%, 06/20/28	JPY58,450	359,410
0.30%, 09/20/28	JPY11,300	69,190
0.30%, 12/20/28	JPY20,700	126,221
0.40%, 09/20/28	JPY3,250	19,942
0.40%, 12/20/28	JPY60,300	368,554
0.40%, 03/20/29	JPY68,650	417,859
0.40%, 06/20/29	JPY43,100	261,555
0.50%, 03/20/29	JPY18,650	113,843
0.50%, 06/20/29	JPY34,650	210,875
0.60%, 03/20/29	JPY25,500	156,060
0.60%, 06/20/29	JPY62,350	380,531
0.60%, 09/20/29	JPY47,800	290,480
0.70%, 09/20/29	JPY138,400	843,639
0.90%, 12/20/29	JPY112,450	686,849
1.00%, 12/20/29	JPY82,600	506,336
1.00%, 03/20/30	JPY348,450	2,127,909
1.00%, 06/20/30	JPY393,050	2,391,477
1.10%, 12/20/29	JPY101,750	625,765
1.10%, 06/20/30	JPY57,600	351,773
1.30%, 09/20/30	JPY210,250	1,290,004
1.40%, 09/20/30	JPY133,100	820,166
1.60%, 12/20/30	JPY646,500	4,004,436
1.80%, 03/20/31	JPY107,000	666,896
2.00%, 03/20/31	JPY537,300	3,378,839
2.00%, 06/20/31	JPY132,700	832,998

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY324,500	$775,696
0.50%, 03/20/59	JPY94,950	221,738
0.50%, 03/20/60	JPY155,350	358,241
0.70%, 03/20/61	JPY174,150	430,764
0.80%, 03/20/58	JPY131,600	358,270
0.90%, 03/20/57	JPY129,950	373,617
1.00%, 03/20/62	JPY148,800	410,623
1.30%, 03/20/63	JPY169,200	518,346
1.40%, 03/20/55	JPY38,050	133,066
1.70%, 03/20/54	JPY92,750	358,484
1.90%, 03/20/53	JPY134,750	554,634
2.00%, 03/20/52	JPY107,500	459,296
2.20%, 03/20/49	JPY72,350	343,063
2.20%, 03/20/50	JPY48,850	227,598
2.20%, 03/20/51	JPY80,550	366,610
2.20%, 03/20/64	JPY385,800	1,580,930
2.40%, 03/20/48	JPY43,650	218,268
3.10%, 03/20/65	JPY181,700	941,350
3.80%, 03/20/66	JPY39,850	241,587
Japan Government Ten Year Bonds
0.10%, 09/20/27	JPY133,650	829,007
0.10%, 12/20/27	JPY16,300	100,706
0.10%, 03/20/28	JPY60,650	373,159
0.10%, 06/20/28	JPY50,550	309,670
0.10%, 09/20/28	JPY27,150	165,536
0.10%, 12/20/28	JPY30,850	187,264
0.10%, 03/20/29	JPY55,350	334,361
0.10%, 06/20/29	JPY36,050	216,844
0.10%, 09/20/29	JPY127,450	762,385
0.10%, 12/20/29	JPY78,350	465,702
0.10%, 03/20/30	JPY40,050	236,630
0.10%, 06/20/30	JPY106,400	625,172
0.10%, 09/20/30	JPY42,900	250,543
0.10%, 12/20/30	JPY71,400	414,260
0.10%, 03/20/31	JPY62,400	359,759
0.10%, 06/20/31	JPY110,200	630,898
0.10%, 09/20/31	JPY93,400	531,383
0.10%, 12/20/31	JPY129,650	732,544
0.20%, 03/20/32	JPY73,100	412,632
0.20%, 06/20/32	JPY56,500	316,713
0.20%, 09/20/32	JPY51,450	286,193
0.40%, 06/20/33	JPY321,800	1,776,499
0.50%, 12/20/32	JPY79,100	445,830
0.50%, 03/20/33	JPY159,150	891,552
0.60%, 12/20/33	JPY249,850	1,378,011
0.80%, 09/20/33	JPY218,450	1,232,179
0.80%, 03/20/34	JPY243,950	1,357,031
0.90%, 09/20/34	JPY294,600	1,630,211
1.10%, 06/20/34	JPY340,100	1,924,529
1.20%, 12/20/34	JPY391,750	2,207,716
1.40%, 03/20/35	JPY275,700	1,571,839
1.50%, 06/20/35	JPY393,350	2,249,812
1.70%, 09/20/35	JPY385,550	2,232,848
2.10%, 12/20/35	JPY489,500	2,920,479
2.40%, 03/20/36	JPY810,350	4,944,202
2.70%, 06/20/36	JPY117,150	731,623
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY62,300	205,693
0.40%, 06/20/49	JPY73,850	221,817
0.40%, 09/20/49	JPY90,250	268,098
Security	Par (000)	Value
Japan (continued)
0.40%, 12/20/49	JPY140,300	$412,660
0.40%, 03/20/50	JPY85,700	249,336
0.50%, 09/20/46	JPY206,450	709,680
0.50%, 03/20/49	JPY84,850	265,427
0.60%, 12/20/46	JPY84,900	296,410
0.60%, 06/20/50	JPY129,750	398,404
0.60%, 09/20/50	JPY173,700	527,743
0.70%, 06/20/48	JPY65,450	222,309
0.70%, 12/20/48	JPY86,300	288,540
0.70%, 12/20/50	JPY160,350	497,906
0.70%, 03/20/51	JPY131,850	405,639
0.70%, 06/20/51	JPY123,650	376,876
0.70%, 09/20/51	JPY145,200	438,452
0.70%, 12/20/51	JPY146,150	438,151
0.80%, 03/20/46	JPY73,250	275,786
0.80%, 03/20/47	JPY46,600	169,626
0.80%, 06/20/47	JPY90,150	325,453
0.80%, 09/20/47	JPY63,000	225,332
0.80%, 12/20/47	JPY96,450	342,153
0.80%, 03/20/48	JPY61,050	214,808
0.90%, 09/20/48	JPY52,900	188,090
1.00%, 03/20/52	JPY154,550	505,900
1.20%, 06/20/53	JPY136,000	460,496
1.30%, 06/20/52	JPY204,600	727,612
1.40%, 09/20/45	JPY22,100	95,916
1.40%, 12/20/45	JPY76,850	331,415
1.40%, 09/20/52	JPY307,500	1,119,064
1.40%, 03/20/53	JPY90,850	327,604
1.50%, 12/20/44	JPY153,600	692,617
1.50%, 03/20/45	JPY193,200	866,337
1.60%, 06/20/45	JPY50,900	231,244
1.60%, 12/20/52	JPY91,700	350,726
1.60%, 12/20/53	JPY93,400	351,950
1.70%, 12/20/43	JPY34,100	163,015
1.70%, 03/20/44	JPY58,800	279,493
1.70%, 06/20/44	JPY50,250	237,450
1.70%, 09/20/44	JPY42,500	199,867
1.80%, 03/20/43	JPY54,850	271,321
1.80%, 09/20/43	JPY49,300	240,940
1.80%, 09/20/53	JPY110,750	441,629
1.80%, 03/20/54	JPY132,150	523,401
1.90%, 09/20/42	JPY138,500	703,473
1.90%, 06/20/43	JPY36,350	181,594
2.00%, 12/20/33	JPY12,750	77,858
2.00%, 09/20/40	JPY243,200	1,303,701
2.00%, 09/20/41	JPY176,400	927,108
2.00%, 03/20/42	JPY164,750	857,180
2.10%, 09/20/54	JPY275,200	1,170,592
2.20%, 09/20/39	JPY114,950	644,906
2.20%, 03/20/41	JPY187,150	1,020,082
2.20%, 06/20/54	JPY132,100	576,780
2.30%, 05/20/32	JPY12,900	81,707
2.30%, 03/20/35	JPY85,850	526,863
2.30%, 06/20/35	JPY40,550	247,974
2.30%, 12/20/35	JPY26,450	160,580
2.30%, 12/20/36	JPY35,250	210,589
2.30%, 03/20/39	JPY145,150	832,109
2.30%, 03/20/40	JPY316,550	1,779,329
2.30%, 12/20/54	JPY242,450	1,080,659
2.40%, 03/20/34	JPY27,650	173,043
2.40%, 12/20/34	JPY22,150	137,359

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.40%, 03/20/37	JPY173,350	$1,040,558
2.40%, 09/20/38	JPY83,500	488,483
2.40%, 03/20/55	JPY168,850	769,819
2.50%, 06/20/34	JPY26,450	166,222
2.50%, 09/20/34	JPY20,600	129,104
2.50%, 09/20/35	JPY19,000	117,679
2.50%, 03/20/36	JPY28,550	175,687
2.50%, 06/20/36	JPY49,400	302,846
2.50%, 09/20/36	JPY19,150	116,971
2.50%, 09/20/37	JPY47,450	285,216
2.50%, 03/20/38	JPY61,300	365,527
2.80%, 06/20/55	JPY158,000	787,632
3.20%, 09/20/55	JPY126,600	685,536
3.40%, 12/20/55	JPY84,750	477,355
3.70%, 03/20/56	JPY90,400	539,144
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY40,150	196,429
0.30%, 06/20/39	JPY108,400	475,446
0.30%, 09/20/39	JPY115,250	500,268
0.30%, 12/20/39	JPY367,300	1,577,932
0.40%, 03/20/36	JPY49,700	250,669
0.40%, 03/20/39	JPY99,100	445,394
0.40%, 03/20/40	JPY285,650	1,234,145
0.40%, 06/20/40	JPY207,750	888,479
0.40%, 09/20/40	JPY195,200	826,587
0.40%, 06/20/41	JPY428,250	1,761,261
0.50%, 09/20/36	JPY124,550	623,560
0.50%, 03/20/38	JPY121,050	573,619
0.50%, 06/20/38	JPY156,750	736,111
0.50%, 12/20/38	JPY174,750	804,385
0.50%, 12/20/40	JPY285,150	1,215,783
0.50%, 03/20/41	JPY144,400	610,300
0.50%, 09/20/41	JPY190,900	791,592
0.50%, 12/20/41	JPY189,650	779,364
0.60%, 12/20/36	JPY93,800	470,795
0.60%, 06/20/37	JPY81,350	401,307
0.60%, 09/20/37	JPY141,000	688,946
0.60%, 12/20/37	JPY125,850	609,740
0.70%, 03/20/37	JPY96,700	486,663
0.70%, 09/20/38	JPY114,500	546,819
0.80%, 03/20/42	JPY281,900	1,211,193
0.90%, 06/20/42	JPY172,400	748,069
1.00%, 12/20/35	JPY72,800	393,098
1.10%, 09/20/42	JPY159,000	709,422
1.10%, 03/20/43	JPY127,600	561,086
1.10%, 06/20/43	JPY187,400	817,232
1.20%, 12/20/34	JPY115,950	653,439
1.20%, 03/20/35	JPY114,750	643,251
1.20%, 09/20/35	JPY98,050	543,023
1.30%, 06/20/35	JPY204,450	1,149,009
1.30%, 12/20/43	JPY118,550	528,496
1.40%, 09/20/34	JPY154,750	891,744
1.40%, 12/20/42	JPY129,800	604,795
1.50%, 06/20/32	JPY31,850	192,824
1.50%, 03/20/33	JPY30,850	184,646
1.50%, 03/20/34	JPY53,000	310,948
1.50%, 06/20/34	JPY94,200	549,948
1.50%, 09/20/43	JPY163,100	758,079
1.60%, 06/20/30	JPY48,400	301,303
1.60%, 03/20/32	JPY7,400	45,206
1.60%, 06/20/32	JPY19,050	115,954
Security	Par (000)	Value
Japan (continued)
1.60%, 03/20/33	JPY34,000	$204,784
1.60%, 12/20/33	JPY81,750	485,460
1.60%, 03/20/44	JPY152,850	714,117
1.70%, 09/20/31	JPY71,600	442,268
1.70%, 12/20/31	JPY63,400	390,589
1.70%, 03/20/32	JPY40,650	249,610
1.70%, 06/20/32	JPY17,150	105,004
1.70%, 09/20/32	JPY142,850	871,483
1.70%, 12/20/32	JPY54,250	329,922
1.70%, 06/20/33	JPY79,550	480,205
1.70%, 09/20/33	JPY132,850	798,227
1.80%, 06/20/30	JPY56,750	355,994
1.80%, 09/20/30	JPY1,000	6,263
1.80%, 06/20/31	JPY24,850	154,557
1.80%, 09/20/31	JPY63,150	392,097
1.80%, 12/20/31	JPY134,300	831,461
1.80%, 03/20/32	JPY28,600	176,608
1.80%, 12/20/32	JPY38,700	236,841
1.80%, 09/20/44	JPY141,700	678,429
1.90%, 12/20/28	JPY34,700	219,739
1.90%, 03/20/29	JPY97,350	616,125
1.90%, 09/20/30	JPY16,150	101,538
1.90%, 03/20/31	JPY69,750	436,768
1.90%, 06/20/31	JPY58,350	364,542
1.90%, 06/20/44	JPY138,100	675,341
2.00%, 06/20/30	JPY26,850	169,713
2.00%, 12/20/30	JPY6,650	41,899
2.00%, 03/20/31	JPY19,500	122,627
2.00%, 12/20/44	JPY272,550	1,343,932
2.10%, 09/20/27	JPY16,250	103,086
2.10%, 12/20/27	JPY78,200	496,537
2.10%, 06/20/28	JPY1,050	6,676
2.10%, 09/20/28	JPY45,000	286,158
2.10%, 12/20/28	JPY23,450	149,175
2.10%, 03/20/29	JPY36,600	232,800
2.10%, 06/20/29	JPY73,350	467,056
2.10%, 09/20/29	JPY123,000	782,630
2.10%, 12/20/29	JPY94,250	598,916
2.10%, 03/20/30	JPY127,750	811,014
2.10%, 12/20/30	JPY76,350	482,981
2.20%, 09/20/27	JPY2,200	13,972
2.20%, 03/20/28	JPY67,800	431,452
2.20%, 09/20/28	JPY15,350	97,811
2.20%, 06/20/29	JPY20,500	130,888
2.20%, 12/20/29	JPY49,850	317,877
2.20%, 03/20/30	JPY58,550	373,078
2.30%, 06/20/28	JPY64,900	414,140
2.40%, 03/20/28	JPY74,650	476,539
2.40%, 06/20/28	JPY53,900	344,566
2.40%, 03/20/45	JPY271,950	1,426,676
2.50%, 06/20/45	JPY132,000	700,715
2.70%, 09/20/45	JPY235,250	1,284,179
3.20%, 12/20/45	JPY118,450	695,349
3.40%, 03/20/46	JPY158,300	954,944
Japan Government Two Year Bonds
0.90%, 09/01/27	JPY88,200	552,156
1.00%, 10/01/27	JPY46,650	292,191
1.00%, 11/01/27	JPY57,300	358,717
1.00%, 12/01/27	JPY297,000	1,858,366
1.10%, 01/01/28	JPY109,100	683,201
1.30%, 02/01/28	JPY320,400	2,011,026

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.30%, 03/01/28	JPY300,600	$1,886,050
1.40%, 04/01/28	JPY263,750	1,656,815
1.40%, 05/01/28	JPY210,100	1,319,112
1.40%, 06/01/28	JPY324,150	2,034,726
		171,301,711
Netherlands — 4.5%
Netherlands Government Bonds
0.01%, 01/15/29(c)	EUR4,037	4,348,018
0.01%, 07/15/30(b)(c)	EUR2,266	2,332,136
0.01%, 07/15/31(b)(c)	EUR3,863	3,850,126
0.01%, 01/15/38(b)(c)	EUR2,644	2,071,442
0.01%, 01/15/52(b)(c)	EUR3,714	1,691,277
0.25%, 07/15/29(b)(c)	EUR3,229	3,453,193
0.50%, 07/15/32(b)(c)	EUR2,696	2,684,839
0.50%, 01/15/40(c)	EUR2,653	2,082,164
0.75%, 07/15/28(b)(c)	EUR3,831	4,248,519
2.00%, 01/15/54(b)(c)	EUR3,360	2,747,855
2.50%, 01/15/30(b)(c)	EUR2,207	2,512,171
2.50%, 01/15/31(b)(c)	EUR2,038	2,304,997
2.50%, 01/15/33(b)(c)	EUR3,661	4,081,944
2.50%, 07/15/33(c)	EUR2,353	2,611,068
2.50%, 07/15/34(b)(c)	EUR2,215	2,436,222
2.50%, 07/15/35(b)(c)	EUR2,367	2,576,653
2.75%, 07/15/36(c)	EUR2,400	2,644,127
2.75%, 01/15/47(b)(c)	EUR4,135	4,138,862
3.25%, 01/15/44(b)(c)	EUR2,790	3,061,598
3.50%, 01/15/56(b)(c)	EUR2,018	2,238,628
3.75%, 01/15/42(b)(c)	EUR3,814	4,489,154
4.00%, 01/15/37(b)(c)	EUR3,700	4,515,865
5.50%, 01/15/28(c)	EUR1,741	2,083,843
		69,204,701
New Zealand — 2.3%
New Zealand Government Bonds
0.25%, 05/15/28	NZD3,797	2,107,592
1.50%, 05/15/31	NZD6,574	3,427,715
1.75%, 05/15/41	NZD2,500	969,934
2.00%, 05/15/32	NZD5,281	2,745,140
2.75%, 04/15/37(b)	NZD3,157	1,546,346
2.75%, 05/15/51	NZD2,624	1,008,076
3.00%, 04/20/29	NZD7,953	4,585,347
3.50%, 04/14/33(b)	NZD6,604	3,688,846
4.25%, 05/15/34	NZD4,020	2,329,365
4.25%, 05/15/36	NZD6,554	3,727,822
4.50%, 05/15/30	NZD6,193	3,711,018
4.50%, 05/15/35	NZD4,518	2,641,000
4.75%, 05/15/38	NZD2,483	1,452,309
5.00%, 05/15/54	NZD1,530	864,237
		34,804,747
Norway — 1.3%
Norway Government Bonds
1.25%, 09/17/31(b)(c)	NOK16,457	1,484,768
1.38%, 08/19/30(b)(c)	NOK24,099	2,247,316
1.75%, 09/06/29(c)	NOK26,542	2,570,044
2.00%, 04/26/28(b)(c)	NOK15,522	1,564,893
2.13%, 05/18/32(b)(c)	NOK17,575	1,638,559
3.00%, 08/15/33(b)(c)	NOK20,360	1,966,225
3.50%, 10/06/42(b)(c)	NOK6,918	648,792
3.63%, 04/13/34(b)(c)	NOK20,077	2,005,921
3.63%, 05/31/39(b)(c)	NOK11,485	1,109,358
3.75%, 06/12/35(b)(c)	NOK22,725	2,277,415
Security	Par (000)	Value
Norway (continued)
4.13%, 06/03/36(c)	NOK19,703	$2,025,412
		19,538,703
Portugal — 4.3%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)(c)	EUR4,254	4,262,192
0.48%, 10/18/30(b)(c)	EUR3,851	4,008,070
0.70%, 10/15/27(b)(c)	EUR2,035	2,291,373
0.90%, 10/12/35(b)(c)	EUR3,020	2,789,527
1.00%, 04/12/52(b)(c)	EUR2,746	1,623,015
1.15%, 04/11/42(b)(c)	EUR2,388	1,873,770
1.65%, 07/16/32(b)(c)	EUR2,532	2,686,164
1.95%, 06/15/29(b)(c)	EUR5,034	5,663,010
2.13%, 10/17/28(b)(c)	EUR7,014	7,973,340
2.25%, 04/18/34(c)	EUR3,253	3,480,360
2.88%, 10/14/33(b)(c)	EUR2,019	2,267,117
2.88%, 10/20/34(b)(c)	EUR2,243	2,497,642
3.00%, 06/15/35(b)(c)	EUR2,207	2,462,442
3.25%, 06/13/36(b)(c)	EUR2,150	2,421,530
3.38%, 06/15/40(b)(c)	EUR1,304	1,430,883
3.50%, 06/18/38(b)(c)	EUR1,890	2,139,678
3.63%, 06/12/54(b)(c)	EUR1,924	2,023,263
3.88%, 02/15/30(b)(c)	EUR2,526	3,006,068
3.88%, 06/15/46(c)	EUR1,169	1,314,399
4.10%, 04/15/37(b)(c)	EUR4,600	5,544,783
4.10%, 02/15/45(b)(c)	EUR2,889	3,374,426
		65,133,052
Singapore — 2.7%
Singapore Government Bonds
1.63%, 07/01/31	SGD2,892	2,214,062
1.88%, 03/01/50	SGD2,506	1,769,549
1.88%, 10/01/51	SGD2,111	1,474,449
2.25%, 08/01/36	SGD3,970	3,068,458
2.25%, 07/01/40	SGD618	474,156
2.38%, 07/01/39	SGD1,778	1,381,141
2.50%, 04/01/30	SGD2,756	2,198,031
2.63%, 05/01/28	SGD4,091	3,242,176
2.63%, 08/01/32	SGD2,361	1,891,488
2.75%, 03/01/35	SGD2,806	2,264,492
2.75%, 04/01/42	SGD2,382	1,943,156
2.75%, 03/01/46	SGD3,550	2,914,435
2.88%, 09/01/27	SGD1,267	1,001,004
2.88%, 08/01/28	SGD2,657	2,119,032
2.88%, 07/01/29	SGD3,440	2,763,078
2.88%, 09/01/30	SGD3,301	2,672,640
3.00%, 04/01/29	SGD1,752	1,409,100
3.00%, 08/01/72(b)	SGD2,729	2,371,397
3.25%, 06/01/54(b)	SGD2,019	1,824,759
3.38%, 09/01/33	SGD2,585	2,164,369
3.38%, 05/01/34	SGD956	803,660
		41,964,632
Slovakia — 1.5%
Slovakia Government Bonds
0.75%, 04/09/30(b)	EUR1,346	1,422,691
1.00%, 06/12/28(b)	EUR670	745,415
1.00%, 10/13/51(b)	EUR1,140	638,760
2.00%, 10/17/47(b)	EUR1,421	1,096,896
3.00%, 11/06/31(b)	EUR3,732	4,227,813
3.63%, 01/16/29(b)	EUR2,148	2,505,451
3.63%, 06/08/33(b)	EUR389	450,549
3.63%, 11/04/37(b)	EUR3,401	3,798,324

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Slovakia (continued)
3.75%, 03/06/34(b)	EUR5,032	$5,842,688
3.75%, 02/23/35(b)	EUR311	358,737
3.75%, 02/27/40(b)	EUR1,068	1,178,976
		22,266,300
South Korea — 4.6%
Korea Treasury Bonds
1.13%, 09/10/39	KRW3,439,780	1,647,130
1.38%, 06/10/30	KRW2,905,580	1,855,441
1.50%, 12/10/30	KRW1,676,150	1,059,802
1.50%, 09/10/36	KRW1,012,960	549,626
1.50%, 09/10/40	KRW1,680,470	825,087
1.50%, 03/10/50	KRW4,121,470	1,638,175
1.88%, 06/10/29	KRW1,510,110	1,004,652
1.88%, 09/10/41	KRW940,150	477,595
1.88%, 03/10/51	KRW5,112,260	2,188,268
2.00%, 06/10/31	KRW2,647,120	1,691,838
2.00%, 03/10/46	KRW2,642,070	1,261,689
2.00%, 03/10/49	KRW2,187,920	995,057
2.13%, 03/10/47	KRW2,381,190	1,144,613
2.25%, 06/10/28	KRW4,436,160	3,034,211
2.38%, 12/10/28	KRW3,756,960	2,556,704
2.38%, 12/10/31	KRW1,000,000	645,118
2.50%, 09/10/30	KRW5,271,940	3,494,240
2.50%, 03/10/52	KRW4,256,250	2,076,100
2.63%, 06/10/28	KRW3,453,960	2,378,535
2.63%, 03/10/30	KRW2,948,050	1,981,003
2.63%, 06/10/35	KRW1,589,150	983,507
2.63%, 09/10/35	KRW1,458,140	897,133
2.63%, 03/10/48	KRW2,044,150	1,066,939
2.63%, 03/10/55	KRW4,310,880	2,113,500
2.63%, 09/10/55	KRW2,380,490	1,162,168
2.75%, 12/10/44	KRW1,874,440	1,035,726
2.75%, 09/10/45	KRW297,370	163,293
2.75%, 09/10/54	KRW2,452,650	1,239,517
2.88%, 12/10/27	KRW5,202,130	3,617,920
2.88%, 09/10/44	KRW1,617,810	914,171
3.00%, 09/10/29	KRW764,090	523,196
3.00%, 12/10/34	KRW1,972,540	1,265,130
3.00%, 12/10/42	KRW1,674,590	979,818
3.13%, 09/10/27	KRW1,340,180	936,493
3.13%, 09/10/52	KRW2,457,320	1,356,500
3.25%, 03/10/29	KRW2,048,990	1,419,621
3.25%, 06/10/33	KRW2,253,260	1,497,818
3.25%, 12/10/35	KRW1,728,630	1,117,908
3.25%, 09/10/42	KRW393,300	238,623
3.25%, 03/10/53	KRW2,148,920	1,213,441
3.25%, 03/10/54	KRW3,193,320	1,796,067
3.38%, 03/10/31	KRW3,512,280	2,399,274
3.38%, 06/10/32	KRW2,031,620	1,372,900
3.50%, 09/10/28	KRW677,800	473,853
3.50%, 06/10/34	KRW2,403,950	1,607,551
3.50%, 03/10/56	KRW3,218,240	1,885,457
3.63%, 09/10/53	KRW3,279,200	1,980,438
3.75%, 12/10/33	KRW726,800	496,098
4.13%, 12/10/33	KRW1,038,810	726,210
4.25%, 12/10/32	KRW1,984,340	1,402,708
4.25%, 06/10/36	KRW783,210	549,101
		70,936,963
Security	Par (000)	Value
Spain — 5.0%
Spain Government Bonds
0.01%, 01/31/28	EUR2,316	$2,562,265
0.10%, 04/30/31(b)(c)	EUR1,532	1,537,618
0.50%, 04/30/30(b)(c)	EUR1,517	1,597,871
0.50%, 10/31/31(c)	EUR1,622	1,636,234
0.60%, 10/31/29(b)(c)	EUR1,395	1,493,465
0.70%, 04/30/32(b)(c)	EUR1,951	1,960,292
0.80%, 07/30/29	EUR1,430	1,548,910
0.85%, 07/30/37(b)(c)	EUR934	801,696
1.00%, 07/30/42(b)(c)	EUR929	696,490
1.00%, 10/31/50(b)(c)	EUR1,737	1,036,564
1.20%, 10/31/40(c)	EUR897	731,459
1.25%, 10/31/30(b)(c)	EUR1,831	1,963,534
1.40%, 04/30/28(b)(c)	EUR1,390	1,564,024
1.40%, 07/30/28(c)	EUR1,200	1,345,381
1.45%, 10/31/27(b)(c)	EUR1,025	1,162,777
1.45%, 04/30/29(b)(c)	EUR1,521	1,688,121
1.45%, 10/31/71(c)	EUR566	290,046
1.85%, 07/30/35(b)(c)	EUR2,351	2,370,005
1.90%, 10/31/52(c)	EUR553	403,863
1.95%, 07/30/30(b)(c)	EUR1,417	1,570,548
2.35%, 03/31/29	EUR904	1,026,654
2.35%, 07/30/33(b)(c)	EUR1,254	1,359,808
2.40%, 05/31/28	EUR1,198	1,370,173
2.55%, 10/31/32(c)	EUR1,495	1,657,638
2.60%, 05/31/31	EUR647	729,316
2.70%, 01/31/30	EUR701	800,444
2.70%, 10/31/48(b)(c)	EUR1,792	1,633,002
2.90%, 10/31/46(b)(c)	EUR1,139	1,096,605
3.00%, 01/31/33	EUR2,073	2,350,415
3.10%, 07/30/31	EUR1,716	1,977,657
3.15%, 04/30/33(b)(c)	EUR1,591	1,817,672
3.15%, 04/30/35(b)(c)	EUR1,287	1,445,369
3.20%, 10/31/35(b)(c)	EUR1,930	2,165,756
3.25%, 04/30/34(b)(c)	EUR1,024	1,167,565
3.30%, 04/30/36(b)(c)	EUR1,266	1,425,653
3.40%, 10/31/36(c)	EUR929	1,049,861
3.45%, 10/31/34(b)(c)	EUR1,168	1,346,313
3.45%, 07/30/43(b)(c)	EUR1,035	1,107,255
3.45%, 07/30/66(b)(c)	EUR921	889,727
3.50%, 05/31/29	EUR3,343	3,913,653
3.50%, 01/31/41(b)(c)	EUR1,076	1,179,209
3.55%, 10/31/33(b)(c)	EUR1,680	1,960,520
3.90%, 07/30/39(b)(c)	EUR1,040	1,205,692
3.95%, 10/31/56(c)	EUR823	891,160
4.00%, 10/31/54(b)(c)	EUR812	895,158
4.20%, 01/31/37(b)(c)	EUR1,431	1,727,302
4.70%, 07/30/41(b)(c)	EUR2,026	2,535,225
4.90%, 07/30/40(b)(c)	EUR1,136	1,452,313
5.15%, 10/31/28(b)(c)	EUR1,617	1,955,354
5.15%, 10/31/44(b)(c)	EUR785	1,032,702
5.75%, 07/30/32	EUR1,251	1,641,189
6.00%, 01/31/29	EUR956	1,184,176
		75,951,699
Sweden — 1.4%
Sweden Government Bonds
0.13%, 05/12/31(b)	SEK27,565	2,565,645
0.75%, 05/12/28(b)	SEK35,840	3,653,894
0.75%, 11/12/29(b)	SEK29,635	2,936,330
1.75%, 11/11/33(b)	SEK22,825	2,223,054
2.25%, 06/01/32(b)	SEK23,010	2,349,692

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
2.25%, 05/11/35(b)	SEK29,475	$2,929,206
2.50%, 10/15/36(b)	SEK29,245	2,928,677
3.50%, 03/30/39(b)	SEK16,520	1,806,909
		21,393,407
United Kingdom — 7.0%
United Kingdom Gilt
0.13%, 01/31/28(b)	GBP1,684	2,138,202
0.25%, 07/31/31(b)	GBP1,653	1,807,663
0.38%, 10/22/30(b)	GBP1,020	1,160,389
0.50%, 01/31/29(b)	GBP1,568	1,921,811
0.50%, 10/22/61(b)	GBP1,566	478,468
0.63%, 07/31/35(b)	GBP1,313	1,213,943
0.63%, 10/22/50(b)	GBP1,327	597,705
0.88%, 10/22/29(b)	GBP943	1,136,338
0.88%, 07/31/33(b)	GBP1,911	1,977,766
0.88%, 01/31/46(b)	GBP953	561,029
1.00%, 01/31/32(b)	GBP1,705	1,893,941
1.13%, 01/31/39(b)	GBP1,947	1,632,697
1.13%, 10/22/73(b)	GBP458	171,601
1.25%, 10/22/41(b)	GBP2,169	1,661,003
1.25%, 07/31/51(b)	GBP1,546	840,533
1.50%, 07/22/47(b)	GBP1,059	695,080
1.50%, 07/31/53(b)	GBP1,428	801,206
1.63%, 10/22/28(b)	GBP771	979,678
1.63%, 10/22/54(b)	GBP1,741	996,061
1.63%, 10/22/71(b)	GBP1,286	624,821
1.75%, 09/07/37(b)	GBP1,337	1,283,524
1.75%, 01/22/49(b)	GBP682	458,940
1.75%, 07/22/57(b)	GBP1,414	807,834
2.50%, 07/22/65(b)	GBP954	648,316
3.25%, 01/31/33(b)	GBP2,041	2,521,896
3.25%, 01/22/44(b)	GBP1,495	1,484,972
3.50%, 01/22/45(b)	GBP1,119	1,138,640
3.50%, 07/22/68(b)	GBP1,301	1,149,720
3.75%, 01/29/38(b)	GBP1,438	1,687,861
3.75%, 07/22/52(b)	GBP980	966,426
3.75%, 10/22/53(b)	GBP1,284	1,250,468
4.00%, 05/22/29(b)	GBP2,541	3,379,087
4.00%, 10/22/31(b)	GBP1,743	2,281,005
4.00%, 01/22/60(b)	GBP683	684,253
4.00%, 10/22/63(b)	GBP947	939,371
4.13%, 07/22/29(b)	GBP2,385	3,181,599
4.13%, 03/07/31(b)	GBP3,077	4,067,821
4.13%, 03/07/33(b)	GBP1,371	1,781,431
4.25%, 12/07/27(b)	GBP845	1,138,119
4.25%, 06/07/32(b)	GBP1,127	1,488,085
4.25%, 07/31/34(b)	GBP2,054	2,649,244
4.25%, 03/07/36(b)	GBP1,115	1,410,173
4.25%, 09/07/39(b)	GBP575	695,214
4.25%, 12/07/40(b)	GBP913	1,087,390
Security	Par (000)	Value
United Kingdom (continued)
4.25%, 12/07/46(b)	GBP1,505	$1,681,514
4.25%, 12/07/49(b)	GBP1,079	1,180,247
4.25%, 12/07/55(b)	GBP1,001	1,062,045
4.38%, 03/07/28(b)	GBP3,219	4,336,674
4.38%, 03/07/30(b)	GBP1,893	2,538,280
4.38%, 01/31/40(b)	GBP2,270	2,763,551
4.38%, 07/31/54(b)	GBP1,813	1,969,683
4.50%, 06/07/28(b)	GBP2,492	3,362,961
4.50%, 09/07/34(b)	GBP1,268	1,664,003
4.50%, 03/07/35(b)	GBP4,393	5,725,879
4.50%, 12/07/42(b)	GBP921	1,102,708
4.63%, 01/31/34(b)	GBP1,641	2,178,705
4.63%, 03/07/37(b)	GBP433	557,782
4.75%, 12/07/30(b)	GBP2,704	3,681,172
4.75%, 10/22/35(b)	GBP2,290	3,021,844
4.75%, 12/07/38(b)	GBP1,295	1,661,037
4.75%, 10/22/43(b)	GBP1,666	2,033,391
4.88%, 07/31/36(b)	GBP1,874	2,478,454
5.25%, 01/31/41(b)	GBP1,217	1,607,900
5.38%, 01/31/56(b)	GBP261	332,416
6.00%, 12/07/28(b)	GBP532	743,461
		107,155,031
Total Long-Term Investments — 98.8% (Cost: $1,568,928,659)		1,510,460,786
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	700,000	700,000
Total Short-Term Securities — 0.1% (Cost: $700,000)		700,000
Total Investments — 98.9% (Cost: $1,569,628,659)		1,511,160,786
Other Assets Less Liabilities — 1.1%		17,249,078
Net Assets — 100.0%		$1,528,409,864

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$940,000	$—	$(240,000)(a)	$—	$—	$700,000	700,000	$21,769	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,510,460,786	$—	$1,510,460,786
Short-Term Securities
Money Market Funds	700,000	—	—	700,000
	$700,000	$1,510,460,786	$—	$1,511,160,786

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar